Net interest income (Tables)	12 Months Ended
Dec. 31, 2022
Net interest income [abstract]
Summary of net interest income

Net interest income
in EUR million	2022	2021	2020		2022	2021	2020
Interest income on loans	18,440	13,914	15,624	Interest expense on deposits from banks	420	109	177
Interest income on financial assets at fair value through OCI	511	346	512	Interest expense on customer deposits	2,800	915	1,331
Interest income on debt securities at amortised cost	591	468	508	Interest expense on debt securities in issue	1,722	1,218	1,732
Interest income on non-trading derivatives (hedge accounting)	4,011	2,361	3,392	Interest expense on subordinated loans	648	571	612
Negative interest on liabilities	887	1,487	678	Negative interest on assets	285	572	353
Total interest income using effective interest rate method	24,439	18,577	20,715	Interest expense on non-trading derivatives (hedge accounting)	4,144	1,700	3,198
				Total interest expense using effective interest rate method	10,019	5,085	7,402
Interest income on financial assets at fair value through profit or loss	1,444	435	658
Interest income on non-trading derivatives (no hedge accounting)	2,390	2,025	1,154	Interest expense on financial liabilities at fair value through profit or loss	1,237	304	514
Interest income other	100	14	32	Interest expense on non-trading derivatives (no hedge accounting)	2,411	1,605	1,029
Total other interest income	3,934	2,474	1,843	Interest expense on lease liabilities	15	14	18
Total interest income	28,373	21,051	22,559	Interest expense other	98	43	44
				Total other interest expense	3,762	1,966	1,605
				Total interest expense	13,780	7,051	9,007

				Net interest income	14,593	14,000	13,552